INVENTORIES (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES
Inventories	R$ 639,825	R$ 633,100
Gross carrying amount
INVENTORIES
Materials for resale	583,165	590,706
Materials for consumption	67,278	37,156
Other inventories	38,363	35,109
Inventories	688,806	662,971
Estimated losses from impairment or obsolescence
INVENTORIES
Inventories	R$ (48,981)	R$ (29,871)